Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Financial Position (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Invested assets	$ 410,977	$ 378,527
Reinsurance assets	45,836	41,446
Other assets	56,100	46,049
Segregated funds net assets	367,436	343,108
Total assets	880,349	809,130
Liabilities and Equity
Insurance contract liabilities	385,554	351,161	$ 328,654
Investment contract liabilities	3,288	3,104
Other liabilities	57,072	49,988
Long-term debt	6,164	4,543
Capital instruments	7,829	7,120
Segregated funds net liabilities	367,436	343,108
Shareholders' equity	52,335	49,138
Participating policyholders' equity	(784)	(243)
Non-controlling interests	1,455	1,211
Total liabilities and equity	880,349	809,130
MFC (Guarantor) [Member]
Assets
Invested assets	47	21
Investments in unconsolidated subsidiaries	64,209	57,068
Other assets	210	406
Segregated funds net assets	0
Total assets	64,466	57,495
Liabilities and Equity
Other liabilities	718	537
Long-term debt	6,164	4,543
Capital instruments	5,249	3,277
Shareholders' equity	52,335	49,138
Total liabilities and equity	64,466	57,495
JHUSA (Issuer) [Member]
Assets
Invested assets	112,735	107,746
Investments in unconsolidated subsidiaries	8,078	7,467
Reinsurance assets	65,731	61,310
Other assets	25,489	20,859
Segregated funds net assets	191,955	181,982
Total assets	403,988	379,364
Liabilities and Equity
Insurance contract liabilities	167,453	157,398
Investment contract liabilities	1,208	1,091
Other liabilities	25,594	21,311
Capital instruments	584	599
Segregated funds net liabilities	191,955	181,982
Shareholders' equity	17,194	16,983
Total liabilities and equity	403,988	379,364
Other subsidiaries
Assets
Invested assets	298,524	271,100
Investments in unconsolidated subsidiaries	17,194	16,983
Reinsurance assets	11,172	10,080
Other assets	52,648	45,111
Segregated funds net assets	178,224	162,845
Total assets	557,762	506,119
Liabilities and Equity
Insurance contract liabilities	249,909	224,378
Investment contract liabilities	2,081	2,014
Other liabilities	52,761	48,226
Capital instruments	1,996	3,244
Segregated funds net liabilities	178,224	162,845
Shareholders' equity	72,120	64,444
Participating policyholders' equity	(784)	(243)
Non-controlling interests	1,455	1,211
Total liabilities and equity	557,762	506,119
Consolidation adjustments [Member]
Assets
Invested assets	(329)	(340)
Investments in unconsolidated subsidiaries	(89,481)	(81,518)
Reinsurance assets	(31,067)	(29,944)
Other assets	(22,247)	(20,327)
Segregated funds net assets	(2,743)	(1,719)
Total assets	(145,867)	(133,848)
Liabilities and Equity
Insurance contract liabilities	(31,808)	(30,615)
Investment contract liabilities	(1)	(1)
Other liabilities	(22,001)	(20,086)
Segregated funds net liabilities	(2,743)	(1,719)
Shareholders' equity	(89,314)	(81,427)
Total liabilities and equity	$ (145,867)	$ (133,848)